Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 24,447	$ 19,478
Accounts receivable, net	434,234	399,565
Inventories	677,990	583,154
Other current assets	20,664	18,905
Total current assets	1,157,335	1,021,102
Property and equipment, net	53,480	45,418
Goodwill	387,311	392,610
Intangible assets, net	186,476	203,843
Other assets	6,465	6,558
Assets, Total	1,791,067	1,669,531
Current liabilities:
Current portion of other long-term obligations	169	107
Accounts payable	173,360	141,104
Accrued expenses and other current liabilities	113,493	102,295
Total current liabilities	287,022	243,506
Long-term obligations:
Borrowings under revolving credit agreement	303,199	230,044
Other long-term obligations, net of current portion	686	513
Total long-term obligations	303,885	230,557
Deferred income taxes and other liabilities	68,121	68,076
Commitments and contingencies
Watsco, Inc. shareholders' equity:
Preferred stock, $0.50 par value, 10,000,000 shares authorized; no shares issued	0	0
Paid-in capital	580,564	606,384
Accumulated other comprehensive loss, net of tax	(23,747)	(11,474)
Retained earnings	420,879	339,362
Treasury stock, at cost, 6,322,650 shares of Common stock and 48,263 shares of Class B common stock at both December 31, 2014 and 2013	(114,425)	(114,425)
Total Watsco, Inc. shareholders' equity	883,960	840,396
Noncontrolling interest	248,079	286,996
Total shareholders' equity	1,132,039	1,127,392
Total liabilities and shareholders' equity	1,791,067	1,669,531
Common Stock
Watsco, Inc. shareholders' equity:
Common stock, $0.50 par value	18,222	18,182
Class B Common Stock
Watsco, Inc. shareholders' equity:
Common stock, $0.50 par value	$ 2,467	$ 2,367